CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Rental income	$ 1,741,309	$ 1,378,763	$ 5,648,014	$ 4,934,201
Expenses:
Property operating and maintenance	515,560	401,236	1,684,431	1,552,051
Real estate taxes	272,082	213,162	875,641	753,994
Depreciation and amortization	441,725	325,416	1,334,555	1,162,312
General and administration	701,331	501,024	1,921,244	2,060,327
Noncash share-based compensation			425,000	113,045
Acquisition costs	0	57,864	147,099	375,780
Total expenses	1,930,698	1,498,702	6,387,970	6,017,509
Operating loss	(189,389)	(119,939)	(739,956)	(1,083,308)
Other income (expenses):
Net gain on sale of residential property	38,973	0
Other income	93,258	216	4,957	31,447
Interest expense	(307,520)	(258,157)	(1,037,355)	(744,000)
Total other income (expenses), net	(175,289)	(257,941)	(1,032,398)	(712,553)
Net loss	$ (364,678)	$ (377,880)	$ (1,772,354)	$ (1,795,861)
Net loss per share
(Basic and fully diluted)	$ (0.03)	$ (0.05)	$ (0.22)	$ (0.26)
Weighted average number of common shares outstanding	10,734,025	7,031,618	8,197,073	7,016,796